Optionally Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Abstract]
Summary of Ordinary Shares to be Issued to the Holders of Optionally Convertible Promissory Notes

	Liabilities	Equity
	RMB’000	RMB’000
Initial recognition upon C-round restructuring	7,762,475	1,489,748
Interest accrued at effective interest rate	127,509	—
Exchange differences	(359,442)	—
Carrying value as of December 31, 2020	7,530,542	1,489,748
Interest accrued at effective interest rate	495,079	—
Interest paid	(446,953)	—
Exchange differences	(173,565)	—

Carrying value as of December 31, 2021	7,405,103	1,489,748